Acquisition of Qianhai Baiyu (Details) - Schedule of purchase price allocation to assets acquired and liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Oct. 26, 2020
Schedule of purchase price allocation to assets acquired and liabilities [Abstract]
Cash and cash equivalents			$ 287,129
Inventories			406,503
Prepayments			27,917,158
Other current assets			374,300
Intangible assets (customer relationship)			20,117,564
Bank borrowings			(1,653,247)
Advances from customers			(2,302,998)
Taxes payable			(4,173,333)
Other current liabilities			(2,703,477)
Deferred tax liabilities			(5,029,391)
Goodwill	$ 70,088,377	$ 69,322,325	69,322,325
Total purchase consideration			$ 102,562,533